Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 1,675,400	¥ 1,463,100	¥ 1,507,600
Credit (provision) for credit losses	(86,998)	106,371	(144,542)
Trading account profits (losses)-net	1,148,661	(33,886)	570,276
Foreign exchange losses-net	(113,073)	(61,755)	(38,955)
Equity in earnings of equity method investees-net	172,946	110,520	¥ 60,210
Impairment of goodwill	(3,432)	(7,792)
Impairment of intangible assets	(677)	(312)	¥ (3,378)
Income before income tax expense	2,262,656	1,420,443	1,415,871
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	1,675,000	1,463,000	1,508,000
Credit (provision) for credit losses	(87,000)	106,000	(145,000)
Trading account profits (losses)-net	636,000	(394,000)	285,000
Equity investment securities gains (losses)-net	90,000	170,000	(22,000)
Debt investment securities losses-net	(45,000)	(6,000)	(153,000)
Foreign exchange losses-net	(117,000)	(48,000)	(53,000)
Equity in earnings of equity method investees-net	173,000	111,000	60,000
Impairment of goodwill	(3,000)	(8,000)
Impairment of intangible assets	(1,000)		(3,000)
Other-net	(58,000)	26,000	(61,000)
Income before income tax expense	¥ 2,263,000	¥ 1,420,000	¥ 1,416,000